Other assets and other liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Other Assets and Other Liabilities [Abstract]
Disclosure of other assets [text block]	Other assets

	2025	2024
Energy contracts (i)	5,661,136	5,164,402
Other	261,736	363,788
Total	5,922,872	5,528,190

Disclosure of other liabilities [text block]	Other liabilities

	2025	2024
Energy contracts (i)	442,003	1,012,855
Other	118,188	67,235
Total	560,191	1,080,090

(i)Energy contracts agreed through the subsidiary XP Comercializadora de Energia Ltda., whose main activities are to negotiate electricity purchase and sale contracts in the various contracting environments of the Brazilian electricity sector, in accordance with the rules of the Electric Energy Trading Chamber (“CCEE”), the National Electric Energy Agency (“ANEEL”) and other applicable regulations, with the objective of structuring customized solutions for its customers, such as directional trading operations, anticipation of receivables, incentive and conventional source swaps, as well as submarkets, among other modalities. The entity's portfolio also includes financial instruments and derivatives used to mitigate exposures, avoiding volatilities that are not aligned with its corporate strategy and risk profile.